STAPLED UNITHOLDERS' EQUITY - Normal course issuer bid (Details) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 19, 2022	Dec. 31, 2022	Dec. 31, 2021
Normal Course Issuer Bid
Maximum daily purchases that may be made by Granite (in units)	39,046
Repurchase price (in cad per unit)		$ 71.81
Units repurchased for cancellation		$ 155.5
Normal Course Issuer Bid
Normal Course Issuer Bid
Units repurchased (in units)		2,165,600	0
Difference between the repurchase price and the average cost		$ 41.7